Net charges related to Ukraine Conflict Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 09, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) aircraft engine	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) aircraft engine	Jun. 30, 2021 USD ($)	Feb. 24, 2022 USD ($)	Feb. 23, 2022 aircraft engine
Unusual or Infrequent Item, or Both [Line Items]
Operating lease, lease income			$ 1,564,324		$ 1,002,171	$ 3,303,865	$ 2,074,153
Net charges related to Ukraine Conflict			0	$ 2,700,000	0	2,728,718	0
Letters of credit outstanding, amount								$ 260,000
Loss contingency, insurance coverage claimable by entity				$ 3,500,000
AIG Europe S.A. English Court
Unusual or Infrequent Item, or Both [Line Items]
Loss contingency, insurance coverage claimable by entity	$ 3,500,000
C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Loss contingency, insurance coverage claimable by entity			3,500,000
Letters of credit receipts
Unusual or Infrequent Item, or Both [Line Items]
Net charges related to Ukraine Conflict						(210,000)
Basic lease rents
Unusual or Infrequent Item, or Both [Line Items]
Operating lease, lease income			$ 1,461,526		$ 871,237	$ 3,015,172	$ 1,760,324
Russia
Unusual or Infrequent Item, or Both [Line Items]
Number of aircraft on lease | aircraft									135
Number of engines on lease | engine									14
Owned flight equipment on lease to Russian airlines as a percentage of fleet by net book value		5.00%
Number of aircraft repossessed | aircraft			22			22
Number of engines repossessed | engine			3			3
Russia | Basic lease rents
Unusual or Infrequent Item, or Both [Line Items]
Operating lease, lease income		$ 33,000
UKRAINE
Unusual or Infrequent Item, or Both [Line Items]
Number of aircraft on lease | aircraft			7			7
Number of aircraft on lease, in temporary storage | aircraft			5			5
UKRAINE | Grounded
Unusual or Infrequent Item, or Both [Line Items]
Number of aircraft on lease | aircraft			2			2